N-2 - USD ($)				3 Months Ended
		Jul. 27, 2026	Jul. 20, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Cover [Abstract]
Entity Central Index Key		0001278895
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		BLACKROCK ENHANCED LARGE CAP CORE FUND, INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Sales load paid by you (as a percentage of offering price) (1)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price) (2)	0.02%
Dividend reinvestment plan fees	$0.02 per share for open-market purchases of common shares (3)
(1)
Represents the estimated commission with respect to the Fund’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Fund’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Fund’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per common share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on the market price of the Fund’s common shares at the time of any such sale.

(2)
Based on a sale price per common share of $24.59, which represents the last reported sale price per share of the Fund’s common shares on the NYSE on July 20, 2026. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Fund in connection with this offering, which are estimated to be $191,566. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (the “Registration Statement”), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.

(3)
Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $0.02 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0.02
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.02%
Annual Expenses [Table Text Block]
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Management Fees (4)(5)	0.85%
Other Expenses (6)	0.08%

Total Annual Expenses	0.93%

(4)
For its services, the Fund pays the Advisor a monthly fee at the annual rate of 0.85% of the aggregate of: (i) the average daily value of the Fund’s net assets and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage. “Net assets” means the total assets of the Fund minus the sum of the accrued liabilities.

(5)
The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of management fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the directors of the Fund who are not “interested persons” (as defined in the Investment Company Act) of the Fund or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.

(6)	Other Expenses are based on estimated amounts for the current fiscal year.

Management Fees [Percent]	[4],[5]	0.85%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.08%
Total Annual Expenses [Percent]		0.93%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses (including the sales load of $10.00 and offering costs of $0.18) that you would pay on a $1,000 investment in common shares, assuming (i) the Fee Waiver Agreement described above is only in effect for the first year, since it expires on June 30, 2028, and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$20	$40	$61	$123
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the Estimated Annual Expenses table are accurate, that the rate listed under Total Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 20
Expense Example, Years 1 to 3		40
Expense Example, Years 1 to 5		61
Expense Example, Years 1 to 10		$ 123
Purpose of Fee Table , Note [Text Block]		The following table and example are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our common shares.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		Other Expenses are based on estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]
(4)
For its services, the Fund pays the Advisor a monthly fee at the annual rate of 0.85% of the aggregate of: (i) the average daily value of the Fund’s net assets and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage. “Net assets” means the total assets of the Fund minus the sum of the accrued liabilities.

(5)
The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of management fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the directors of the Fund who are not “interested persons” (as defined in the Investment Company Act) of the Fund or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.

General Description of Registrant [Abstract]
Share Price [Table Text Block]
The following table sets forth, for the quarters indicated, the highest and lowest daily closing prices on the NYSE per common share, and the NAV per common share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of common shares traded on the NYSE during the respective quarters.

During Quarter Ended	NYSE Market Price Per Common Share		NAV Per Common Share on Date of Market Price		Premium/(Discount) on Date of Market Price		Trading Volume
	High	Low	High	Low	High	Low
June 30, 2026	$21.74	$21.02	$21.80	$21.38	(0.28)%	(1.68)%	4,399,878
March 31, 2026	$23.67	$20.52	$23.08	$20.89	2.56%	(1.77)%	5,188,610
December 31, 2025	$25.88	$22.95	$24.57	$23.41	5.33%	(1.96)%	8,898,425
September 30, 2025	$23.00	$21.00	$23.90	$22.48	(3.77)%	(6.58)%	5,042,385
June 30, 2025	$21.35	$16.50	$22.65	$18.16	(5.74)%	(9.14)%	7,169,384
March 31, 2025	$21.20	$18.47	$22.50	$20.00	(6.22)%	(7.65)%	6,894,803
December 31, 2024	$20.44	$19.23	$21.89	$21.04	(6.62)%	(8.60)%	7,612,932
September 30, 2024	$20.25	$18.29	$21.74	$19.99	(6.85)%	(8.50)%	6,795,847
June 30, 2024	$19.99	$18.30	$21.28	$20.02	(6.06)%	(8.59)%	4,953,535
March 31, 2024	$19.70	$18.60	$20.79	$19.61	(5.24)%	(5.15)%	4,863,629
As of July 20, 2026, the NAV per common share of the Fund was $23.81 and the market price per common share was $24.59, representing a premium to NAV of 3.28%. Common shares of the Fund have historically traded at both a premium and discount to NAV.
As of July 20, 2026, the Fund has 43,704,109 common shares outstanding.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common shares
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 21.02	$ 20.52	$ 22.95	$ 21	$ 16.5	$ 18.47	$ 19.23	$ 18.29	$ 18.3	$ 18.6
Highest Price or Bid				21.74	23.67	25.88	23	21.35	21.2	20.44	20.25	19.99	19.7
Lowest Price or Bid, NAV				21.38	20.89	23.41	22.48	18.16	20	21.04	19.99	20.02	19.61
Highest Price or Bid, NAV				$ 21.8	$ 23.08	$ 24.57	$ 23.9	$ 22.65	$ 22.5	$ 21.89	$ 21.74	$ 21.28	$ 20.79
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(0.28%)	2.56%	5.33%	(3.77%)	(5.74%)	(6.22%)	(6.62%)	(6.85%)	(6.06%)	(5.24%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(1.68%)	(1.77%)	(1.96%)	(6.58%)	(9.14%)	(7.65%)	(8.60%)	(8.50%)	(8.59%)	(5.15%)
Share Price			$ 24.59
NAV Per Share			$ 23.81
Latest Premium (Discount) to NAV [Percent]			3.28%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]			43,704,109

[1]	Represents the estimated commission with respect to the Fund’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Fund’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Fund’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per common share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on the market price of the Fund’s common shares at the time of any such sale.
[2]	Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $0.02 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	Based on a sale price per common share of $24.59, which represents the last reported sale price per share of the Fund’s common shares on the NYSE on July 20, 2026. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Fund in connection with this offering, which are estimated to be $191,566. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (the “Registration Statement”), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.
[4]	For its services, the Fund pays the Advisor a monthly fee at the annual rate of 0.85% of the aggregate of: (i) the average daily value of the Fund’s net assets and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage. “Net assets” means the total assets of the Fund minus the sum of the accrued liabilities.
[5]	The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of management fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the directors of the Fund who are not “interested persons” (as defined in the Investment Company Act) of the Fund or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.
[6]	Other Expenses are based on estimated amounts for the current fiscal year.